Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our CEO and our CFO and certain financial performance of the Company for each of the Fiscal Year 2025, Fiscal Year 2024 and the fiscal year ended June 30, 2023, or Fiscal Year 2023.

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for CFO	Compensation Actually Paid to CFO (1)	Summary Compensation Table Total for Former CFO	Compensation Actually Paid to Former CFO (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
2025	$1,502,758	$577,087	$589,680	$228,616	$326,883	$188,185	$(489)	$23,250,000
2024	$741,479	$306,677	-	-	$492,366	$337,490	$(406)	$21,344,000
2023	$2,628,215	$(237,997)	-	-	$375,239	$353,926	$(344)	$28,887,000

(1)	The amounts represent compensation paid to the CEO, the CFO and Treasurer, and to the former CFO. See “Executive Compensation – Summary Compensation Table” for certain other compensation and awards granted to our CEO, our CFO, and our former CFO for each of the Fiscal Years 2025, 2024 and 2023.

Compensation actually paid to our CEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$1,502,758	$741,479	$2,628,215
Deduction for Amounts Reported under the “Share-Based Awards” Column in the Summary Compensation Table	(944,341)	(399,000)	(2,169,642)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	75,602	93,467	(209,050)
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	591	4,931	(165,957)
Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End	-	-	(215,000)
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(31,772)	(2,485)	(67,188)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(25,751)	(131,715)	(39,375)
Total Adjustments	(925,671)	(434,802)	(2,866,212)
Compensation Actually Paid to the CEO	$577,087	$306,677	$(237,997)

Compensation actually paid to our CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$589,680	-	-
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(381,321)	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	25,902	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	(567)	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(2,267)	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(2,811)	-	-
Total Adjustments	(361,064)	-	-
Compensation Actually Paid to our CFO	$228,616	-	-

Compensation actually paid to our former CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Former CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$326,883	$492,366	$375,239
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(43,748)	(202,350)	-
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	-	47,401	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	-	2,501	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	-	(497)	(13,438)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(30,832)	(1,931)	(7,875)
Deduction of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year	(64,118)	-	-
Total Adjustments	(138,698)	(154,876)	(21,313)
Compensation Actually Paid to our Former CFO	$188,185	$337,490	$353,926

PEO Total Compensation Amount		$ 1,502,758	$ 741,479	$ 2,628,215
PEO Actually Paid Compensation Amount	[1]	$ 577,087	306,677	(237,997)
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our CEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$1,502,758	$741,479	$2,628,215
Deduction for Amounts Reported under the “Share-Based Awards” Column in the Summary Compensation Table	(944,341)	(399,000)	(2,169,642)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	75,602	93,467	(209,050)
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	591	4,931	(165,957)
Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End	-	-	(215,000)
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(31,772)	(2,485)	(67,188)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(25,751)	(131,715)	(39,375)
Total Adjustments	(925,671)	(434,802)	(2,866,212)
Compensation Actually Paid to the CEO	$577,087	$306,677	$(237,997)

Non-PEO NEO Average Total Compensation Amount		$ 589,680
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 228,616
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$589,680	-	-
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(381,321)	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	25,902	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	(567)	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(2,267)	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(2,811)	-	-
Total Adjustments	(361,064)	-	-
Compensation Actually Paid to our CFO	$228,616	-	-

Compensation actually paid to our former CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Former CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$326,883	$492,366	$375,239
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(43,748)	(202,350)	-
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	-	47,401	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	-	2,501	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	-	(497)	(13,438)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(30,832)	(1,931)	(7,875)
Deduction of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year	(64,118)	-	-
Total Adjustments	(138,698)	(154,876)	(21,313)
Compensation Actually Paid to our Former CFO	$188,185	$337,490	$353,926

Total Shareholder Return Amount		$ (489)	(406)	(344)
Net Income (Loss)		23,250,000	21,344,000	28,887,000
Former CFO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		326,883	492,366	375,239
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	188,185	337,490	353,926
Former CFO [Member] | Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(43,748)	(202,350)
Former CFO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			47,401
Former CFO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,501
Former CFO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(497)	(13,438)
Former CFO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,832)	(1,931)	(7,875)
Former CFO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(138,698)	(154,876)	(21,313)
Former CFO [Member] | Deduction of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(64,118)
PEO [Member] | Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(944,341)	(399,000)	(2,169,642)
PEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		75,602	93,467	(209,050)
PEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		591	4,931	(165,957)
PEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(215,000)
PEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(31,772)	(2,485)	(67,188)
PEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(25,751)	(131,715)	(39,375)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(925,671)	(434,802)	(2,866,212)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(381,321)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,902
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(567)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,267)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,811)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (361,064)

[1]	The amounts represent compensation paid to the CEO, the CFO and Treasurer, and to the former CFO. See “Executive Compensation – Summary Compensation Table” for certain other compensation and awards granted to our CEO, our CFO, and our former CFO for each of the Fiscal Years 2025, 2024 and 2023.

Compensation actually paid to our CEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$1,502,758	$741,479	$2,628,215
Deduction for Amounts Reported under the “Share-Based Awards” Column in the Summary Compensation Table	(944,341)	(399,000)	(2,169,642)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	75,602	93,467	(209,050)
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	591	4,931	(165,957)
Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End	-	-	(215,000)
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(31,772)	(2,485)	(67,188)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(25,751)	(131,715)	(39,375)
Total Adjustments	(925,671)	(434,802)	(2,866,212)
Compensation Actually Paid to the CEO	$577,087	$306,677	$(237,997)

Compensation actually paid to our CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$589,680	-	-
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(381,321)	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	25,902	-	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	(567)	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(2,267)	-	-
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(2,811)	-	-
Total Adjustments	(361,064)	-	-
Compensation Actually Paid to our CFO	$228,616	-	-

Compensation actually paid to our former CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Former CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$326,883	$492,366	$375,239
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(43,748)	(202,350)	-
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	-	47,401	-
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	-	2,501	-
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	-	(497)	(13,438)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(30,832)	(1,931)	(7,875)
Deduction of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year	(64,118)	-	-
Total Adjustments	(138,698)	(154,876)	(21,313)
Compensation Actually Paid to our Former CFO	$188,185	$337,490	$353,926